UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10207

                                  THE MDL FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                        SEI Investments Distribution Co.
                                 Oaks, PA 19456
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-MDL-FUND

                       DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                     DATE OF REPORTING PERIOD: JULY 31, 2004


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ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENT
July 31, 2004                                    (unaudited)



                                Face          Market
 MDL BROAD MARKET FIXED        Amount         Value
       INCOME FUND              (000)         (000)
-----------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS (45.3%)
 FHLMC
      5.500%, 07/01/19     $     3,000   $    3,077
      5.000%, 09/01/13             688          702
 FNMA
      7.000%, 01/01/31             148          157
      7.000%, 05/01/32             522          553
      6.500%, 11/01/28             125          131
      6.500%, 07/01/31               9           10
      6.500%, 10/01/31             179          187
      6.500%, 02/01/32             229          239
      6.000%, 02/01/32             329          338
      6.000%, 11/01/32             442          454
      6.000%, 03/01/33           1,784        1,833
      6.000%, 01/01/34           1,319        1,355
      5.000%, 11/01/12             409          420
      5.000%, 06/01/13             347          356
      5.000%, 08/01/13             386          396
      5.000%, 10/01/13             366          376
      4.500%, 11/01/10             764          766
      2.500%, 06/15/06             950          944
 GNMA
      7.500%, 06/15/28              10           11
      7.500%, 09/15/29             148          159
      7.500%, 11/15/29              13           14
      7.500%, 03/15/31              49           53
      7.000%, 06/15/32             343          364
      7.000%, 07/15/32             244          259
      6.500%, 01/15/26              27           29
      6.500%, 04/15/26              29           30
      6.500%, 12/15/27               2            2
      6.500%, 06/15/28             112          117
      6.500%, 10/15/28              63           66
      6.500%, 04/15/29              60           63
      6.500%, 12/15/30             501          525
      6.500%, 07/15/31              23           24
      6.500%, 01/15/32             535          561
      6.500%, 03/15/32             240          252
      6.000%, 10/15/31             581          599
      6.000%, 01/15/32              37           38
      6.000%, 02/15/32           1,291        1,330
                                            -------

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
  OBLIGATIONS
  (Cost $16,599)                             16,790
                                            -------



                                Face          Market
                               Amount         Value
                                (000)         (000)
-----------------------------------------------------

U.S. TREASURY OBLIGATIONS (41.2%)
 U.S. Treasury Bond
      5.375%, 02/15/31      $    1,416   $    1,450
 U.S. Treasury Notes
      3.250%, 08/15/08           1,385        1,375
      3.000%, 02/15/09           2,000        1,950
      2.750%, 07/31/06          10,010       10,024
      2.625%, 05/15/08             449          437
                                            -------

TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $15,300)                             15,236
                                            -------

U.S. GOVERNMENT AGENCY OBLIGATIONS (8.6%)
 FHLMC
      4.750%, 10/11/12             800          785
      4.125%, 02/24/11           1,720        1,667
 FHLMC CMO, Ser 1410, Cl C
      6.000%, 09/15/22               5            5
 FNMA
      4.750%, 02/21/13             730          711
                                            -------

TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS (Cost $3,241)                   3,168
                                            -------

CORPORATE OBLIGATIONS (3.8%)
 American Express
     4.875%, 07/15/13              472          463
 DaimlerChrysler
     4.050%, 06/04/08              285          282
 General Electric
     5.000%, 02/01/13              325          324
 SLM, MTN
     5.050%, 11/14/14              358          348
                                            -------

TOTAL CORPORATE OBLIGATIONS
  (Cost $1,429)                               1,417
                                            -------

SCHEDULE OF INVESTMENT (CONCLUDED)
July 31, 2004                                    (unaudited)





                                Face          Market
 MDL BROAD MARKET FIXED        Amount         Value
       INCOME FUND              (000)         (000)
-----------------------------------------------------

REPURCHASE AGREEMENT (0.6%)
 Morgan Stanley Dean
   Witter, 1.000%,
   dated 07/30/04, to
   be repurchased on
   08/02/04,
   repurchase price
   $226,207
   (collateralized by a
   U.S. Treasury
   Bond, total market
   value $230,713)
   (Cost $226)                  $ 226    $      226
                                            -------

TOTAL INVESTMENTS (99.5%)
  (Cost $36,795)                         $   36,837
                                            =======

PERCENTAGES BASED ON NET ASSETS OF $37,035,400
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC-- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES

AT JULY 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $36,794,430 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $250,120 AND ($208,006), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                2


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ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The MDL Funds


By (Signature and Title)*               /s/ James F. Volk
                                        ------------------------
                                        James F. Volk, President

Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        ------------------------
                                        James F. Volk, President

Date 09/20/04


By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        --------------------------------------
                                        Jennifer E. Spratley,
                                        Controller and Chief Financial Officer

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.